ACQUISITIONS - BALANCE SHEET 3-31-15 (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 20,179	$ 14,165
Due from Affiliates	13,950	11,630
Prepaid expenses and other current assets	303	397
Total current assets	34,432	26,192
Property, plant and equipment, net	146,900	146,867
Marketable securities	234,939	234,930
Other assets, net	1,991	2,152
Total assets	418,262	410,141
Accounts payable and accrued liabilities	1,504	1,498
Due to Affiliate	2,922	3,223
Total current liabilities	4,426	4,721
Long-term debt	510,000	510,000
Other long-term liabilities	0	0
Total liabilities	514,426	514,721
Net investment - Predecessor	15,838	15,713
Partners' Capital	(96,164)	(104,580)
Liabilities and Equity	418,262	410,141
PBF Logistics LP [Member]
Cash and cash equivalents	20,179	14,165
Due from Affiliates	13,950	11,630
Prepaid expenses and other current assets	240	295
Total current assets	34,369	26,090
Property, plant and equipment, net	130,978	130,779
Marketable securities	234,939	234,930
Other assets, net	1,991	2,152
Total assets	402,277	393,951
Accounts payable and accrued liabilities	1,357	1,021
Due to Affiliate	2,922	3,223
Total current liabilities	4,279	4,244
Long-term debt	510,000	510,000
Other long-term liabilities	0	0
Total liabilities	514,279	514,244
Partners' Capital	(112,002)	(120,293)
Liabilities and Equity	402,277	393,951
Delaware City Products Pipeline and Truck Rack [Member]
Cash and cash equivalents	0	0
Due from Affiliates	0	0
Prepaid expenses and other current assets	63	102
Total current assets	63	102
Property, plant and equipment, net	15,922	16,088
Marketable securities	0	0
Other assets, net	0	0
Total assets	15,985	16,190
Accounts payable and accrued liabilities	147	477
Due to Affiliate	0	0
Total current liabilities	147	477
Long-term debt	0	0
Other long-term liabilities	0	0
Total liabilities	147	477
Net investment - Predecessor	15,838	15,713
Partners' Capital	15,838	15,713
Liabilities and Equity	15,985	16,190
Subordinated Units [Member]
Partners' Capital	(286,070)	(288,875)
Subordinated Units [Member] | PBF LLC [Member]
Partners' Capital	(286,070)	(288,875)
Limited Partner, Public [Member] | Common Units [Member]
Partners' Capital	340,000	336,369
Limited Partner, Public [Member] | Common Units [Member] | PBF LLC [Member]
Partners' Capital	340,000	336,369
Limited Partner, Affiliate [Member] | Common Units [Member]
Partners' Capital	(165,932)	(167,787)
Limited Partner, Affiliate [Member] | Common Units [Member] | PBF LLC [Member]
Partners' Capital	(165,932)	(167,787)
Limited Partner, Affiliate [Member] | Subordinated Units [Member] | PBF LLC [Member]
Partners' Capital	$ (286,070)	$ (288,875)